Loans and Borrowings	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Loans and Borrowings

In March and July 2007, the Company received loan proceeds of $240,000 and $500,000 respectively from an unrelated third party. These loans are unsecured and bear interest at 8% per annum with no fixed repayment date, but the understanding with the lender is that the loans will be repaid from the proceeds of future equity financings and/or the repayment of amounts lent to Minanca. On December 20, 2010, principal of $46,892 and interest of $15,751 was assigned to this third party (Note 4d). In December 2010, $267,072 of this loan as well as $200,310 of accrued interest on this loan was settled by the issue of 9,347,640 shares.

In January 2011, the Company received loan proceeds of $50,000, from an unrelated third party. This loan is unsecured, has no stated interest rate. This amount was settled for issuance of 2,500,000 shares of commons stock in February 2012 (Note 3).

In March and July 2007, the Company received loan proceeds of $240,000 and $500,000 respectively from an unrelated third party. These loans are unsecured and bear interest at 8% per annum with no fixed repayment date, but the understanding with the lender is that the loans will be repaid from the proceeds of future equity financings and/or the repayment of amounts lent to Minanca. On December 20, 2010, principal of $46,892 and interest of $15,751 was assigned to this third party (Note 4d).  In December 2010, $267,072 of this loan as well as $200,310 of accrued interest on this loan was settled by the issue of 9,347,640 shares.

In January 2011, the Company received loan proceeds of $50,000 from an unrelated third party. This loan is unsecured, has no stated interest rate and is payable when cash flow permits.